Condensed Consolidated Statements of Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 01, 2016	Jun. 27, 2015	Jul. 01, 2016	Jun. 27, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Net loss	$ (23,106)	$ (77,812)	$ (61,233)	$ (113,037)	$ (340,087)	$ (89,562)	$ (202,562)
Other comprehensive (loss) income, net of taxes:
Foreign currency translation adjustments, net of tax benefit (provision)	(8,458)	4,137	(2,850)	(5,305)	(5,630)	(13,167)	19
Unrealized gain (loss) on cash flow hedges, net of tax provision	(2,651)		(8,042)		609
Other comprehensive (loss) income	(11,109)	4,137	(10,892)	(5,305)	(5,021)	(13,167)	19
Comprehensive loss	(34,215)	(73,675)	(72,125)	(118,342)	(345,108)	(102,729)	(202,543)
Comprehensive income attributable to non-controlling interests	(101)	(243)	(402)	(260)	(557)	(591)	(1,010)
Comprehensive loss attributable to DJO Finance LLC	$ (34,316)	$ (73,918)	$ (72,527)	$ (118,602)	$ (345,665)	$ (103,320)	$ (203,553)